Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following tables
show
the relationship between executive “compensation actually paid” and certain financial performance of the Company as determined under Item 402(v) of Regulation
S-K.
For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Matters – Compensation Discussion and Analysis.”

Year (a)							Average Summary Compensation Table Total for Non-PEO NEOs ($) (3) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income ($) (7) (h)	CANCOI (8) (i)
	Summary Compensation Table Total for PEO ($) (1) (b)			Compensation Actually Paid to PEO ($) (2) (c)					Total Stockholder Return ($) (5) (f)	Peer Group Total Stockholder Return ($) (6) (g)
	Mondello	Wilson	Dastoor	Mondello	Wilson	Dastoor
2024	N/A	11,883,424	5,249,282	N/A	(9,418,836)	4,614,425	4,198,611	3,706,142	325.88	170.58	1,388,000,000	1,588,000,000
2023	16,601,000	10,237,971	N/A	66,953,485	24,823,983	N/A	3,837,569	10,481,156	340.37	143.65	818,000,000	1,733,000,000
2022	16,435,268	N/A	N/A	10,587,003	N/A	N/A	4,370,388	4,105,552	178.70	129.75	996,000,000	1,543,000,000
2021	15,629,573	N/A	N/A	55,963,228	N/A	N/A	5,228,688	12,711,957	182.13	144.77	696,000,000	1,241,000,000

(1)
The dollar amounts reported in column (b) are the amounts reported for Mr. Michael Dastoor, our Chief Executive Officer since May 18, 2024, Mr. Kenneth Wilson, our Chief Executive Officer starting May 1, 2023 and for the remainder of 2024 until his separation from the Company, and for Mr. Mark Mondello, our former Chief Executive Officer during the remainder of 2023 and for each of the other years shown in the “Total” column in our Summary Compensation Table. Refer to the “Compensation Matters – Summary Compensation Table”.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Messrs. Wilson and Mondello as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by Messrs. Wilson and Mondello, respectively, For Mr. Wilson, the amounts reflect the forfeiture of his fiscal years 2024 and 2023 performance-based RSU awards and partial forfeiture of his fiscal years 2024 and 2023 time-based RSU awards due to his separation pursuant to terms outlined in the Wilson Agreement. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the assumptions used are consistent with those disclosed on the grant date, with values changing primarily due to changes in the Company’s stock price and performance on the metrics applicable to those awards.

Compensation Actually Paid to PEO	2024	2024	2023	2023	2022	2021
	Dastoor	Wilson	Wilson ($)	Mondello ($)	Mondello ($)
Summary Compensation Table Total	5,249,282	11,883,424	10,237,971	16,601,000	16,435,268	15,629,573
Less, value of “Stock Awards” reported in Summary Compensation Table	(2,519,385)	(10,987,675)	(6,219,513)	(11,310,600)	(11,110,207)	(11,159,600)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year and were unvested at year-end	1,712,700	794,356	13,819,912	25,132,433	10,938,307	23,695,520
Plus, year over year change in fair value of outstanding and unvested equity awards granted in prior years that were unvested at year-end	(613,611)	(236,125)	6,430,336	35,847,153	999,140	26,754,549
Plus (less), change in fair value from the prior year-end through the applicable vesting date of equity awards granted in prior years that vested or were rescinded in the year*	785,439	839,479	555,277	683,499	(6,675,505)	1,043,186
Less, year-end fair value of equity awards granted in any prior fiscal year that failed to meet the applicable vesting conditions or were forfeited during the year		(11,712,295)
Compensation Actually Paid to PEO	4,614,425	(9,418,836)	24,823,983	66,953,485	10,587,003	55,963,228

*Reflects the impact of Mr. Mondello’s voluntarily rescission of the portion of his FY2019 Performance-Based RSUs that was scheduled to vest above target in fiscal year 2022 based on the Company’s Relative TSR performance. Accordingly, Mr. Mondello requested that his payout be capped at the target payout level.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Mondello for 2021 to 2023, Mr. Wilson for 2023 and 2024, and Mr. Dastoor for 2024) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2024 Mr. Mondello, Mr. Hebard, Mr. Borges, Mr. McCoy, and Mr. Creadon (ii) for 2023, Mr. Dastoor, Mr. Borges, Mr. Creadon, Mr. McCoy and Mr. Katz; (iii) for 2022, Mr. Dastoor, Mr. Borges, Mr. Wilson, Mr. Johnson and Mr. Loparco; and (iv) for 2021, Mr. Dastoor, Mr. Borges, Mr. Loparco and Mr. Wilson.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Mondello for 2021 to 2023, Mr. Wilson for 2023 and 2024, and Mr. Dastoor for 2024), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the assumptions used are consistent with those disclosed on the grant date, with values changing primarily due to changes in the Company’s stock price and performance on the metrics applicable to those awards.

Average Compensation Actually Paid to Non-PEO NEOs	2024	2023	2022	2021
Average Summary Compensation Table Total	4,198,611	3,837,569	4,370,388	5,228,688
Less, average value of Stock Awards reported in Summary Compensation Table	(2,240,408)	(1,822,095)	(1,945,226)	(3,262,453)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year and were unvested at year-end	1,526,025	4,048,739	1,581,509	5,964,144
Plus, average year over year change in fair value of outstanding and unvested equity awards granted in prior years that were unvested at year-end	(891,185)	4,097,774	121,089	4,637,203
Plus (less), average change in fair value from the prior year-end through the applicable vesting date of equity awards granted in prior years that vested in the year	1,113,099	319,169	(22,208)	144,375
Average Compensation Actually Paid to Non-PEO NEOs	3,706,142	10,481,156	4,105,552	12,711,957

(5)
Total Stockholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s stock price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is August 31, 2020.

(6)	The peer group used for this purpose is the following published industry index: S&P MidCap 400 Index.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
The Company-selected Measure is CANCOI, which is described in detail in the section “Compensation Matters – Compensation Discussion and Analysis – NEO Fiscal Year 2024 Compensation.” CANCOI is a
non-GAAP
financial measure. See Annex A to this proxy statement for a reconciliation of GAAP to non-GAAP
financial measures.

Company Selected Measure Name	CANCOI
Named Executive Officers, Footnote
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Mondello for 2021 to 2023, Mr. Wilson for 2023 and 2024, and Mr. Dastoor for 2024) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2024 Mr. Mondello, Mr. Hebard, Mr. Borges, Mr. McCoy, and Mr. Creadon (ii) for 2023, Mr. Dastoor, Mr. Borges, Mr. Creadon, Mr. McCoy and Mr. Katz; (iii) for 2022, Mr. Dastoor, Mr. Borges, Mr. Wilson, Mr. Johnson and Mr. Loparco; and (iv) for 2021, Mr. Dastoor, Mr. Borges, Mr. Loparco and Mr. Wilson.

Peer Group Issuers, Footnote
(6)	The peer group used for this purpose is the following published industry index: S&P MidCap 400 Index.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Messrs. Wilson and Mondello as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by Messrs. Wilson and Mondello, respectively, For Mr. Wilson, the amounts reflect the forfeiture of his fiscal years 2024 and 2023 performance-based RSU awards and partial forfeiture of his fiscal years 2024 and 2023 time-based RSU awards due to his separation pursuant to terms outlined in the Wilson Agreement. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the assumptions used are consistent with those disclosed on the grant date, with values changing primarily due to changes in the Company’s stock price and performance on the metrics applicable to those awards.

Compensation Actually Paid to PEO	2024	2024	2023	2023	2022	2021
	Dastoor	Wilson	Wilson ($)	Mondello ($)	Mondello ($)
Summary Compensation Table Total	5,249,282	11,883,424	10,237,971	16,601,000	16,435,268	15,629,573
Less, value of “Stock Awards” reported in Summary Compensation Table	(2,519,385)	(10,987,675)	(6,219,513)	(11,310,600)	(11,110,207)	(11,159,600)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year and were unvested at year-end	1,712,700	794,356	13,819,912	25,132,433	10,938,307	23,695,520
Plus, year over year change in fair value of outstanding and unvested equity awards granted in prior years that were unvested at year-end	(613,611)	(236,125)	6,430,336	35,847,153	999,140	26,754,549
Plus (less), change in fair value from the prior year-end through the applicable vesting date of equity awards granted in prior years that vested or were rescinded in the year*	785,439	839,479	555,277	683,499	(6,675,505)	1,043,186
Less, year-end fair value of equity awards granted in any prior fiscal year that failed to meet the applicable vesting conditions or were forfeited during the year		(11,712,295)
Compensation Actually Paid to PEO	4,614,425	(9,418,836)	24,823,983	66,953,485	10,587,003	55,963,228

*Reflects the impact of Mr. Mondello’s voluntarily rescission of the portion of his FY2019 Performance-Based RSUs that was scheduled to vest above target in fiscal year 2022 based on the Company’s Relative TSR performance. Accordingly, Mr. Mondello requested that his payout be capped at the target payout level.

Non-PEO NEO Average Total Compensation Amount	$ 4,198,611	$ 3,837,569	$ 4,370,388	$ 5,228,688
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,706,142	10,481,156	4,105,552	12,711,957
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Mondello for 2021 to 2023, Mr. Wilson for 2023 and 2024, and Mr. Dastoor for 2024), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the assumptions used are consistent with those disclosed on the grant date, with values changing primarily due to changes in the Company’s stock price and performance on the metrics applicable to those awards.

Average Compensation Actually Paid to Non-PEO NEOs	2024	2023	2022	2021
Average Summary Compensation Table Total	4,198,611	3,837,569	4,370,388	5,228,688
Less, average value of Stock Awards reported in Summary Compensation Table	(2,240,408)	(1,822,095)	(1,945,226)	(3,262,453)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year and were unvested at year-end	1,526,025	4,048,739	1,581,509	5,964,144
Plus, average year over year change in fair value of outstanding and unvested equity awards granted in prior years that were unvested at year-end	(891,185)	4,097,774	121,089	4,637,203
Plus (less), average change in fair value from the prior year-end through the applicable vesting date of equity awards granted in prior years that vested in the year	1,113,099	319,169	(22,208)	144,375
Average Compensation Actually Paid to Non-PEO NEOs	3,706,142	10,481,156	4,105,552	12,711,957

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company TSR
As demonstrated by the following chart, the amount of
CAP
to the Company’s CEOs for the applicable year and the average amount of CAP to the Company’s other NEOs as a group is aligned with the Company’s cumulative TSR over the four years presented in the table. The alignment of CAP reflects the fact that a significant portion of the compensation paid to our CEOs and to the other NEOs is comprised of equity awards, as described in more detail in “Compensation Matters – Compensation Discussion and Analysis.”

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following chart demonstrates the amount of CAP to the Company’s CEOs for the applicable year and the average amount of CAP to the Company’s other NEOs as a group in relation to the Company’s net income over the last four fiscal years. The Company does not use net income as a performance measure in the overall executive compensation program.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and CANCOI
The following graph demonstrates the amount of CAP to our CEOs and the average amount of CAP to the Company’s other NEOs as a group in relation to the Company’s CANCOI (as described above and in the Annex to this proxy statement), over the four years presented in the Pay Versus Performance table. While the Company uses numerous financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that CANCOI is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. As described in more detail in “Compensation Matters – Compensation Discussion and Analysis,” the Company utilizes CANCOI when setting goals in the Company’s annual cash incentive program because it views CANCOI as a key corporate metric that takes into account both revenue and expense.

Total Shareholder Return Vs Peer Group
Company TSR and S&P 500 Index
As demonstrated by the following chart, the Company’s cumulative TSR over the four-year period presented in the table was 225.88% while the cumulative TSR of the S&P 500 Index was 71.64% and cumulative TSR of the S&P MidCap 400 Index was 70.58% over the four years presented in the table.

Tabular List, Table
Financial Performance Measures
As described in greater detail under “Compensation Matters – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy.
The
 metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. In addition to CANCOI, our Company selected measure, the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

1.	Margin%
2.	Free Cash Flow
3.	Core EPS
4.	Relative TSR

Total Shareholder Return Amount	$ 325.88	340.37	178.7	182.13
Peer Group Total Shareholder Return Amount	170.58	143.65	129.75	144.77
Net Income (Loss)	$ 1,388,000,000	$ 818,000,000	$ 996,000,000	$ 696,000,000
Company Selected Measure Amount	1,588,000,000	1,733,000,000	1,543,000,000	1,241,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	CANCOI
Non-GAAP Measure Description
(8)
The Company-selected Measure is CANCOI, which is described in detail in the section “Compensation Matters – Compensation Discussion and Analysis – NEO Fiscal Year 2024 Compensation.” CANCOI is a
non-GAAP
financial measure. See Annex A to this proxy statement for a reconciliation of GAAP to non-GAAP
financial measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Core EPS
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Mr. Michael Dastoor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,249,282
PEO Actually Paid Compensation Amount	$ 4,614,425
PEO Name	Mr. Michael Dastoor
Mr. Kenneth Wilson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,883,424	$ 10,237,971
PEO Actually Paid Compensation Amount	$ (9,418,836)	24,823,983
PEO Name	Mr. Kenneth Wilson
Mr. Mark Mondello [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		16,601,000	$ 16,435,268	$ 15,629,573
PEO Actually Paid Compensation Amount		66,953,485	10,587,003	55,963,228
PEO Name	Mr. Mark Mondello
PEO | Mr. Michael Dastoor [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,519,385)
PEO | Mr. Michael Dastoor [Member] | Fair Value of Outstanding and Unvested Equity Awards Granted in the Year and Were Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,712,700
PEO | Mr. Michael Dastoor [Member] | Change In Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years that Were Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(613,611)
PEO | Mr. Michael Dastoor [Member] | Change in Fair Value from the Prior YearEnd Through the Applicable Vesting Date of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	785,439
PEO | Mr. Kenneth Wilson [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,987,675)	(6,219,513)
PEO | Mr. Kenneth Wilson [Member] | Fair Value of Outstanding and Unvested Equity Awards Granted in the Year and Were Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	794,356	13,819,912
PEO | Mr. Kenneth Wilson [Member] | Change In Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years that Were Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(236,125)	6,430,336
PEO | Mr. Kenneth Wilson [Member] | Change in Fair Value from the Prior YearEnd Through the Applicable Vesting Date of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	839,479	555,277
PEO | Mr. Kenneth Wilson [Member] | Fair Value of Equity Awards Granted in Any Prior Fiscal Year That Failed to Meet the Applicable Vesting Conditions or Were Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,712,295)
PEO | Mr. Mark Mondello [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(11,310,600)	(11,110,207)	(11,159,600)
PEO | Mr. Mark Mondello [Member] | Fair Value of Outstanding and Unvested Equity Awards Granted in the Year and Were Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		25,132,433	10,938,307	23,695,520
PEO | Mr. Mark Mondello [Member] | Change In Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years that Were Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		35,847,153	999,140	26,754,549
PEO | Mr. Mark Mondello [Member] | Change in Fair Value from the Prior YearEnd Through the Applicable Vesting Date of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		683,499	(6,675,505)	1,043,186
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,240,408)	(1,822,095)	(1,945,226)	(3,262,453)
Non-PEO NEO | Fair Value of Outstanding and Unvested Equity Awards Granted in the Year and Were Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,526,025	4,048,739	1,581,509	5,964,144
Non-PEO NEO | Change In Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years that Were Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(891,185)	4,097,774	121,089	4,637,203
Non-PEO NEO | Change in Fair Value from the Prior YearEnd Through the Applicable Vesting Date of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,113,099	$ 319,169	$ (22,208)	$ 144,375